PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Machinery and equipment (i)	5,618,788	5,618,788
Electronics and office equipment	13,641	13,641
Total property and equipment	5,632,429	5,632,429

Less: Accumulated depreciation	1,800,363	1,547,262
Less: Provision for impairment (ii)	2,332,066	1,827,373
Property and equipment, net	1,500,000	2,257,794

(i)	On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of $5,980,000, payable in the Company’s ordinary shares. According to the Valuation Report for the Market Value for the Cryptocurrency Mining Servers issued by International United Consulting & Appraisal Limited on November 10, 2022, the market value of these assets is $5,980,000. In January 2023, the Company transferred all of these Web3 decentralized storage infrastructures to our US subsidiary MFH Tech and established MFH Tech as the business entity for our distributed storage and computing services.

(ii)

By the end of June 2024, we re-evaluated our Web3 decentralized storage infrastructure, the market value of these devices had been significantly lower than our book value due to the upgrading of chip technology, and our Filecoin mining business had not been profitable. Based on the valuation report provided by our technical advisor, Origin Storage Pte. Ltd, with reference to the latest comparable market prices and adjustment for years of usage, we recognized an impairment loss of $1,827,373 for the Web3 decentralized storage infrastructure.

By the end of June 2025, due to the underutilization of the Web3 decentralized storage infrastructure, we re-evaluated the cash flow forecast for the future operating results of the Filecoin mining business. As a result, we identified and recognized an impairment loss of $504,693 for these Web3 decentralized storage infrastructures for the six months ended June 30, 2025.